HAWAIIAN TAX-FREE TRUST
HAWAIIAN TAX-FREE TRUST
Investment Objective
The Trust’s objective is to provide you as high a level of current income exempt from Hawaiian state and regular Federal income taxes as is consistent with preservation of capital.
Fees and Expenses of the Trust
This table describes the fees and expenses that you may pay if you buy and hold shares of the Trust. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in the Trust or in other funds in the Aquila Group of Funds. More information about these and other discounts is available from your financial advisor and in "Alternative Purchase Plans” on page 23 of the Trust's Prospectus, "What are the sales charges for purchases of Class A Shares” on page 25 of the Prospectus, "Reduced Sales Charges for Certain Purchases of Class A Shares” on page 27 of the Prospectus, and “Purchase, Redemption, and Pricing of Shares” on page 36 of the Statement of Additional Information (the “SAI”). No Class I Shares are currently outstanding.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees HAWAIIAN TAX-FREE TRUST	HAWAIIAN TAX-FREE TRUST CLASS A		HAWAIIAN TAX-FREE TRUST CLASS C	HAWAIIAN TAX-FREE TRUST CLASS I	HAWAIIAN TAX-FREE TRUST CLASS Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.00%		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of redemption value or purchase price)	none	[1]	1.00%	none	none
[1]	Purchases of $1 million or more have no sales charge but a contingent deferred sales charge of up to 1% for redemptions within two years of purchase and up to 0.50 of 1% for redemptions during the third and fourth years after purchase.

Annual Trust Operating Expenses (Expenses that you pay each year as a percentage of your investment)
Annual Fund Operating Expenses HAWAIIAN TAX-FREE TRUST	HAWAIIAN TAX-FREE TRUST CLASS A	HAWAIIAN TAX-FREE TRUST CLASS C	HAWAIIAN TAX-FREE TRUST CLASS I		HAWAIIAN TAX-FREE TRUST CLASS Y
Investment Advisory Fee	0.23%	0.23%	0.23%		0.23%
Distribution (12b-1) Fee	0.20%	0.75%	0.15%		none
Other Expenses	0.39%	0.64%	0.58%	[1]	0.39%
Total Annual Trust Operating Expenses	0.82%	1.62%	0.96%		0.62%
[1]	Other Expenses of Class I Shares are based on estimated amounts for the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Trust with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Trust for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Trust’s operating expenses remain the same. Six years after the date of purchase, Class C Shares automatically convert to Class A Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example HAWAIIAN TAX-FREE TRUST (USD $)	1 year	3 years	5 years	10 years
HAWAIIAN TAX-FREE TRUST CLASS A	480	651	837	1,373
HAWAIIAN TAX-FREE TRUST CLASS C	265	511	881	1,511
HAWAIIAN TAX-FREE TRUST CLASS I	98	306	531	1,178
HAWAIIAN TAX-FREE TRUST CLASS Y	63	199	346	774

You would pay the following expenses if you did not redeem your Class C Shares:
Expense Example No Redemption (USD $)	1 year	3 years	5 years	10 years
HAWAIIAN TAX-FREE TRUST HAWAIIAN TAX-FREE TRUST CLASS C	165	511	881	1,511

Portfolio Turnover
The Trust pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Trust shares are held in a taxable account. These costs, which are not reflected in annual Trust operating expenses or in the example, affect the Trust's performance. During the most recent fiscal year, the Trust's portfolio turnover rate was 4% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, at least 80% of the Trust’s assets will be invested in municipal obligations that pay interest exempt, in the opinion of bond counsel, from Hawaii state and regular Federal income taxes.  In general, almost all of these obligations are issued by the State of Hawaii, its counties and various other local authorities. We call these “Hawaiian Obligations.” These securities may include participation or other interests in municipal securities and variable rate demand notes.  Some Hawaiian Obligations, such as general obligation issues, are backed by the issuer’s taxing authority, while other Hawaiian Obligations, such as revenue bonds, are backed only by revenues from certain facilities or other sources and not by the issuer itself.  These obligations can be of any maturity, but the Trust’s average portfolio maturity has traditionally been between 8 and 12 years.

At the time of purchase, the Trust’s Hawaiian Obligations must be of investment grade quality. This means that they must either

•	be rated within the four highest credit ratings assigned by nationally recognized statistical rating organizations or,

•	if unrated, be determined to be of comparable quality by the Trust’s investment adviser, Asset Management Group of Bank of Hawaii (the “Adviser”).

The Adviser selects obligations for the Trust’s portfolio to best achieve the Trust’s objective by considering various characteristics including quality, maturity and coupon rate.

Principal Risks
Market Risk. The market prices of the Trust’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment.  When market prices fall, the value of your investment will likely go down.  The global financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities and unprecedented volatility in the markets.  In response to the crisis, the U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels.  More recently, the Federal Reserve has reduced its market support activities.  Further reduction or withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as increase market volatility and reduce the value and liquidity of certain securities.

Interest Rate Risk.  The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or longer duration securities.  Interest rates in the U.S. have been historically low and are expected to rise.

Credit Risk. If an issuer or obligor of a security held by the Trust or a counterparty to a financial contract with the Trust defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of your investment will typically decline.  Securities in the lowest category of investment grade (i.e., BBB/Baa) may be considered to have speculative characteristics.

Rating Agency Risk. Investment grade debt securities may be downgraded by a major rating agency to below investment grade status, which would increase the risk of holding these securities. In addition, a rating may become stale in that it fails to reflect changes to an issuer’s financial condition. Ratings represent the rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies may fail to make timely changes to credit ratings in response to subsequent events. In addition, rating agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

Risks Associated with Investments in Hawaii and Other Municipal Obligations. The Trust may be affected significantly by adverse economic, political or other events affecting Hawaii and other municipal issuers.   Hawaii’s economy, which relies substantially on tourism, depends significantly on conditions in the U.S. economy and key international economies, especially Japan.  Hawaii, like the rest of the country, is still in the process of recovering from a severe economic recession.  Hawaii’s economy has recently experienced positive growth; however, the current economic forecast is slightly less optimistic compared with prior periods, and, in particular, Hawaii’s tourism sector has recently experienced slower growth.  However, the construction sector is performing well on new residential construction.  Hawaii, which consists entirely of islands, is vulnerable to natural disasters, including flooding, hurricanes, tsunamis and volcanic activity.  Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support.  Unfavorable conditions and developments relating to projects financed with municipal securities can result in lower revenues to issuers of municipal securities.  Issuers often depend on revenues from these projects to make principal and interest payments.  The value of municipal securities also can be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors.  In recent periods an increasing number of municipal issuers in the United States have defaulted on obligations, been downgraded or commenced insolvency proceedings. Financial difficulties of municipal issuers may continue or get worse.

Tax Risk. The income on the Trust’s Hawaiian Obligations and other municipal obligations could become subject to Federal and/or state income taxes due to noncompliant conduct by issuers, unfavorable legislation or litigation or adverse interpretations by regulatory authorities.

Liquidity Risk.  Some securities held by the Trust may be impossible or difficult to purchase or sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the Trust is forced to sell an illiquid security to meet redemption requests or other cash needs, the Trust may be forced to sell the security at a loss.

Prepayment or Call Risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right, and the Trust will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The Trust may also lose any premium it paid on the security.

Portfolio Selection Risk. The value of your investment may decrease if the Adviser’s judgment about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, or about interest rates, is incorrect.

An investment in the Trust is not a deposit in Bank of Hawaii, any of its bank or non-bank affiliates or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Trust is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”). Thus, compared with “diversified” funds, it may invest a greater percentage of its assets in obligations of a small number of issuers. In general, the more the Trust invests in the securities of specific issuers or issues of a similar project type, the more the Trust is exposed to risks associated with investments in those issuers or types of projects.  Also, the Trust may be more volatile than a more geographically diverse fund.

Loss of money is a risk of investing in the Trust.

These risks are discussed in more detail later in the Prospectus or in the SAI.

Trust Performance
The following bar chart and table provide some indication of the risks of investing in the Trust by showing changes in the Trust’s performance from year to year and by showing how the Trust’s average annual total returns for the designated periods compare with those of a broad measure of market performance. The Trust's past performance (before and after taxes) is not necessarily an indication of how the Trust will perform in the future. Updated performance information is available at www.aquilafunds.com or by calling 800-437-1020 (toll-free).

ANNUAL TOTAL RETURNS - As of December 31 Class Y Shares 2004 - 2013

During the 10-year period shown in the bar chart, the highest return for a quarter was 3.45% (quarter ended March 31, 2009) and the lowest return for a quarter was -2.65% (quarter ended June 30, 2013).

The year-to-date (from January 1, 2014 to June 30, 2014) total return for Class Y Shares was 3.70%.

Average Annual Total Returns for the Periods Ended December 31, 2013
Average Annual Returns HAWAIIAN TAX-FREE TRUST	1 Year	5 Years	10 Years
HAWAIIAN TAX-FREE TRUST CLASS A	(6.42%)	2.70%	2.60%
HAWAIIAN TAX-FREE TRUST CLASS C	(4.29%)	2.72%	2.19%
HAWAIIAN TAX-FREE TRUST CLASS Y	(2.35%)	3.75%	3.23%
After Taxes on Distributions HAWAIIAN TAX-FREE TRUST CLASS Y	(2.34%)	3.75%	3.22%
After Taxes on Distributions and Redemption HAWAIIAN TAX-FREE TRUST CLASS Y	(0.12%)	3.66%	3.32%
Barclays Capital Quality Intermediate Municipal Bond Index (This index of municipal bonds of issuers throughout the U.S. is unmanaged and does not reflect deductions for fund operating expenses, taxes or sales charges.)	(0.34%)	4.47%	4.02%

After-tax returns are calculated using the highest individual Federal marginal income and capital gains tax rates in effect at the time of each distribution and redemption, but do not reflect state and local taxes.  Actual after-tax returns will depend on your specific situation and may differ from those shown.  The after-tax returns shown are not relevant to investors who hold Trust shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.  The total returns reflect reinvestment of dividends and distributions.  After-tax returns are shown only for Class Y Shares.  After-tax returns for other classes of shares will vary.